Related party transactions (Tables)	3 Months Ended
Mar. 31, 2018
Related party transactions
Schedule of Related Party Transactions
Service Agreements, Lease Agreements and Products
in € THOUS
	For the three months endedMarch 31, 2018		For the three months endedMarch 31, 2017		March 31, 2018		December 31, 2017
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements(1)
Fresenius SE	70	5.724	54	5.454	124	2.890	40	2.948
Fresenius SE affiliates	876	24.455	840	18.370	513	3.444	9.445	4.696
Equity method investees	5.060	-	4.236	-	845	-	1.738	-
Total	6.006	30.179	5.130	23.824	1.482	6.334	11.223	7.644

Lease Agreements
Fresenius SE	-	2.069	-	2.211	-	-	-	-
Fresenius SE affiliates	-	2.532	-	3.153	-	-	-	-
Total	-	4.601	-	5.364	-	-	-	-

Products
Fresenius SE affiliates	7.907	9.075	7.794	10.221	11.185	4.164	9.148	3.976
Equity method investees	-	121.021	-	98.363	-	116.626	-	36.550
Total	7.907	130.096	7.794	108.584	11.185	120.790	9.148	40.526

(1) In addition to the above shown Accounts Payable, Accrued Expenses for Service Agreements with related parties amounted to €6,055 and €6,397 at March 31, 2018 and December 31, 2017, respectively.